Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash Flows From Operating Activities:
Net income:	$ 245,024	$ 158,757
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	82,476	58,726
Credit loss provision	0	(324)
Amortization of debt discount	0	(1,280)
Amortization and write-off of financing costs	5,616	2,498
Amortization of deferred dry-docking and special survey costs	5,646	4,847
Amortization of assumed time charter	98	(345)
Amortization of hedge reserve cost	54	0
Equity based payments	4,360	3,207
Fair value measurement of equity securities	0	(51,094)
Loss on derivative instruments, net	910	1,012
Gain on sale of vessels, net	(21,250)	(1,406)
Income from equity method investments	(776)	(4,951)
Changes in operating assets and liabilities:
Accounts receivable	(5,866)	2,837
Due from related parties	(1,341)	3,014
Inventories	(2,304)	(2,461)
Insurance claims receivable	(2,170)	(709)
Prepayments and other	100	3,452
Accounts payable	(70)	5,134
Due to related parties	(757)	1,335
Accrued liabilities	21,900	5,240
Unearned revenue	(1,274)	(1,307)
Other current liabilities	251	(681)
Dividend from equity method investees	1,114	0
Dry-dockings	(21,393)	(12,456)
Accrued charter revenue	5,069	2,146
Net Cash provided by Operating Activities	315,417	175,191
Cash Flows From Investing Activities:
Return of capital from equity method investments	14	0
Purchase of short-term investments, net	(9,929)	0
Debt securities capital redemption	0	8,183
Proceeds from the settlement of insurance claims	704	808
Cash acquired through asset acquisition	0	43,684
Vessel acquisition (and time charters) and advances/Additions to vessel cost	(53,163)	(350,893)
Proceeds from the sale of vessels, net	40,480	16,759
Net Cash used in Investing Activities	(21,894)	(281,459)
Cash Flows From Financing Activities:
Proceeds from long-term debt and finance leases	770,399	765,395
Repayment of long-term debt and finance leases	(578,994)	(455,966)
Payment of financing costs	(14,373)	(11,890)
Repurchase of common stock	(52,356)	0
Dividends paid	(83,758)	(34,236)
Net Cash provided by Financing Activities	40,918	263,303
Net increase in cash, cash equivalents and restricted cash	334,441	157,035
Cash, cash equivalents and restricted cash at beginning of the period	353,528	191,896
Cash, cash equivalents and restricted cash at end of the period	687,969	348,931
Supplemental Cash Information:
Cash paid during the period for interest, net of capitalized interest	42,110	32,293
Non-Cash Investing and Financing Activities:
Dividend reinvested in common stock of the Company	$ 22,546	$ 5,781